Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Taxes (Details) [Line Items]
Foreign tax rate	25.00%
Preferential tax treatment, description	Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Jiangxi Universe, one of the Company’s main operating subsidiaries in PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2016 with a term of three years. In December 2019, Jiangxi Universe successfully renewed its HNTE certification with local government and will continue to enjoy the reduced income tax rate of 15% for another three years through December 2022. Universe Trade, the Company’s another operating subsidiary in PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning December 2020 with a term of three years. EIT is typically governed by the local tax authority in PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2021, 2020 and 2019 were reported at a blended reduced rate as a result of Jiangxi Universe and Universe Trade being approved as a HNTE and enjoying a 15% reduced income tax rate.
PRC corporate income taxes	$ 1,518,979	$ 118,986	$ 312,357
Tax holidays on net income per share	$ 0.09	$ 0.01	$ 0.02
Hong Kong [Member]
Taxes (Details) [Line Items]
Subject to profit taxes rate	16.50%